OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

     Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Ultra Short Opportunities Fund, for the year ended June 30, 2007. This one series has a June 30, fiscal year end.

Date of reporting period: June 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Ultra Short Opportunities Fund

Evergreen

ULTRA SHORT OPPORTUNITIES FUND

Annual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Ultra Short Opportunities Fund covering the twelve-month period ended June 30, 2007.

The domestic fixed-income market produced generally moderate results for the twelve-month period, although increasing uncertainties led to modest returns in the closing months of the period. The U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the twelve-month period, but investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of 2007, concerns grew about potentially rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. While yields of longer-maturity securities trended downward for most of the fiscal year, they began moving higher in the final months of the period. At the same time, spreads, or yield advantages, of lower-quality corporate bonds began to widen late in the fiscal year as investors began to envision the possibility that the Fed might raise short-term interest rates. Over the full twelve-month period, longer-maturity bonds produced results very similar to shorter- and intermediate-term securities in the high-grade sectors. Although they experienced increasing volatility in the final weeks of the fiscal year, high-yielding, lower-rated corporate bonds outperformed higher-quality securities for the twelve-month period.

The domestic equity market, in contrast, delivered solid performance during the fiscal year, propelled

LETTER TO SHAREHOLDERS continued

by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the fiscal year.

While the pace of the domestic economy’s growth appeared to slow late in 2006 and in the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter of 2007. After rising by 3.3% in 2006, U.S. Gross Domestic Product slowed to an annual growth rate of merely 0.7% in the first three months of 2007. However, evidence of renewed economic strength became apparent in subsequent months. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., growth in emerging markets, notably China and India, combined with a rebounding European economy helped to sustain a robust global expansion that showed few signs of slowing.

During this period, the managers of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each of their fund’s objectives. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets, while keeping duration, or price sensitivity to changes in interest rates, close to neutral. At the same time, the managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The teams supervising Evergreen Limited Duration Fund

LETTER TO SHAREHOLDERS continued

and Evergreen Ultra Short Opportunities Fund maintained portfolios of shorter-maturity, higher-quality securities, while the managers of Evergreen Institutional Enhanced Income Fund continued to pursue a conservative strategy designed to generate a higher yield than a money market fund with only minimal price variability.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo
• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/29/2003

	Class A	Class B	Class C	Class I
Class inception date	5/29/2003	5/29/2003	5/29/2003	5/29/2003

Nasdaq symbol	EUBAX	EUBBX	EUBCX	EUBIX

Average annual return*

1-year with sales charge	3.32%	2.89%	3.89%	N/A

1-year w/o sales charge	5.66%	4.89%	4.89%	5.93%

Since portfolio inception	3.11%	2.96%	2.96%	3.99%

Maximum sales charge	2.25%	2.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Ultra Short Opportunities Fund Class A shares versus a similar investment in the Lehman Brothers Government/Credit 0-2.5 Year Index (LBGC0-2.5YI) and the Consumer Price Index (CPI).

The LBGC0-2.5YI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 5.66% for the twelve-month period ended June 30, 2007, excluding any applicable sales charges. During the same period, the LBGC0-2.5YI returned 5.33%.

The fund seeks to provide current income consistent with preservation of capital and low principal fluctuation.

During the twelve-month period, interest rates fell across securities of different maturities as fixed-income investors anticipated that the U.S. Federal Reserve Board (the “Fed”) would ease the target fed funds rate. During the first ten months of the fiscal year, interest rates declined as the yield curve inverted — the yields of longer-term securities were below those of shorter-term securities. However, in May and June there was a significant sell-off as the market realized a Fed ease was unlikely and that the Fed’s primary focus was on controlling inflation.

Consistent with the long-term strategy of the fund, a majority of net assets were invested in mortgage-backed securities and structured products during the year. Over the long-term, both the mortgage and structured products sectors tend to offer the most compelling relative value amongst shorter duration securities, while also displaying attractive credit upgrade potential, despite their inherent complexities. During the course of the fiscal year, we reduced our allocation to floating-rate securities. This adjustment is consistent with the view that the Fed would maintain a neutral monetary policy. The weighted average credit quality of the fund was stable at AA during the year.

The positioning of the fund and individual security selection, combined with its emphasis on floating-rate securities helped fund performance as these positions allowed the fund’s yield to continue to reset upwards after the Fed ceased tightening monetary policy in June 2006. Although opportunities were limited given the shape of the yield curve, the fund’s duration, or sensitivity to interest-rate changes, was extended from 0.9 to 1.0 years in anticipation of a stable short-term interest rate environment. Typically, extending duration contributes to performance in market environments of neutral or falling interest rates.

During a fiscal year in which the yield curve was inverted for most of the period, the primary factor holding back results was the lack of opportunity to add yield either by extending duration or by increasing the allocation to fixed-rate securities even further.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,023.54	$ 5.32
Class B	$ 1,000.00	$ 1,019.80	$ 9.06
Class C	$ 1,000.00	$ 1,019.80	$ 9.06
Class I	$ 1,000.00	$ 1,024.85	$ 3.97
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.54	$ 5.31
Class B	$ 1,000.00	$ 1,015.82	$ 9.05
Class C	$ 1,000.00	$ 1,015.82	$ 9.05
Class I	$ 1,000.00	$ 1,020.88	$ 3.96

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.06% for Class A, 1.81% for Class B, 1.81% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.53	0.45	0.35	0.26	0.02
Net realized and unrealized gains or losses on investments	0.01	(0.19)	0.01	(0.03)	0.05

Total from investment operations	0.54	0.26	0.36	0.23	0.07

Distributions to shareholders from
Net investment income	(0.54)	(0.47)	(0.39)	(0.32)	(0.02)

Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$ 10.05

Total return[2]	5.66%	2.71%	3.73%	2.35%	0.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$88,764	$94,787	$124,221	$104,999	$17,872
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.03%	0.86%	0.77%	0.92%	0.32%[3]
Expenses including interest and fee expenses but excluding
waivers/reimbursements and expense reductions	1.12%	0.90%	0.87%	0.98%	2.93%[3]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.78%	0.81%	0.77%	0.92%	0.32%[3]
Interest and fee expense[4]	0.25%	0.05%	0.00%	0.00%	0.00%[3]
Net investment income (loss)	5.38%	4.57%	3.46%	2.58%	2.76%[3]
Portfolio turnover rate	40%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Excluding applicable sales charges

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$10.00

Income from investment operations
Net investment income (loss)	0.46	0.38	0.27[2]	0.19[2]	0.02
Net realized and unrealized gains or losses on investments	0.01	(0.19)	0.02	(0.03)	0.05

Total from investment operations	0.47	0.19	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.47)	(0.40)	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$10.05

Total return[3]	4.89%	1.99%	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,321	$19,633	$20,052	$16,029	$3,213
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.78%	1.58%	1.47%	1.62%	1.12%[4]
Expenses including interest and fee expenses but excluding
waivers/reimbursements and expense reductions	1.83%	1.61%	1.57%	1.68%	5.19%[4]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.53%	1.53%	1.47%	1.62%	1.12%[4]
Interest and fee expense[5]	0.25%	0.05%	0.00%	0.00%	0.00%[4]
Net investment income (loss)	4.67%	3.88%	2.75%	1.90%	1.76%[4]
Portfolio turnover rate	40%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

5 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$ 10.00

Income from investment operations
Net investment income (loss)	0.46	0.38	0.27	0.19[2]	0.02
Net realized and unrealized gains or losses on investments	0.01	(0.19)	0.02	(0.03)	0.05

Total from investment operations	0.47	0.19	0.29	0.16	0.07

Distributions to shareholders from
Net investment income	(0.47)	(0.40)	(0.32)	(0.25)	(0.02)

Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$ 10.05

Total return[3]	4.89%	1.99%	3.01%	1.65%	0.70%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,612	$82,184	$115,248	$135,412	$17,820
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.78%	1.57%	1.47%	1.62%	1.02%[4]
Expenses including interest and fee expenses but excluding
waivers/reimbursements and expense reductions	1.83%	1.60%	1.57%	1.68%	3.69%[4]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.53%	1.52%	1.47%	1.62%	1.02%[4]
Interest and fee expense[5]	0.25%	0.05%	0.00%	0.00%	0.00%[4]
Net investment income (loss)	4.67%	3.86%	2.73%	1.88%	2.09%[4]
Portfolio turnover rate	40%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

5 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.72	$ 9.93	$ 9.96	$ 10.05	$10.00

Income from investment operations
Net investment income (loss)	0.55	0.48	0.38[2]	0.29[2]	0.03
Net realized and unrealized gains or losses on investments	0.01	(0.19)	0.01	(0.03)	0.05

Total from investment operations	0.56	0.29	0.39	0.26	0.08

Distributions to shareholders from
Net investment income	(0.56)	(0.50)	(0.42)	(0.35)	(0.03)

Net asset value, end of period	$ 9.72	$ 9.72	$ 9.93	$ 9.96	$10.05

Total return	5.93%	3.02%	4.05%	2.67%	0.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$577,454	$474,373	$381,760	$215,930	$2,343
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.76%	0.58%	0.47%	0.62%	0.07%[3]
Expenses including interest and fee expenses but excluding
waivers/reimbursements and expense reductions	0.81%	0.61%	0.57%	0.68%	3.89%[3]
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.51%	0.53%	0.47%	0.62%	0.07%[3]
Interest and fee expense[4]	0.25%	0.05%	0.00%	0.00%	0.00%[3]
Net investment income (loss)	5.68%	4.90%	3.80%	2.91%	2.95%[3]
Portfolio turnover rate	40%	31%	25%	44%	0%

1 For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 7.6%
FIXED-RATE 0.3%
FHLMC:
Ser. 1650, Class J, 6.50%, 06/15/2023	$981,483	$984,908
Ser. 2106, Class ZD, 6.00%, 12/15/2028	1,178,454	1,196,761
Ser. 2480, Class EH, 6.00%, 11/15/2031	2,142	2,137
Ser. 2802, Class IN, IO, 5.00%, 04/15/2020	1,240,881	5,311
Ser. 2912, Class MI, IO, 5.50%, 12/15/2020	1,894,318	24,797

		2,213,914

FLOATING-RATE 7.3%
FHLMC:
Ser. 1476, Class F, 4.97%, 02/15/2008	5,690	5,679
Ser. 1607, Class FA, 4.77%, 10/15/2013	13,352	13,144
Ser. 1625, Class FC, 5.12%, 12/15/2008	56,774	56,454
Ser. 2431, Class F, 5.82%, 03/15/2032	3,404	3,525
Ser. T-66, Class 2A1, 7.84%, 01/25/2036 ##	22,518,104	23,390,005
Ser. T-67, Class 1A1C, 7.97%, 03/25/2036 ##	30,084,594	31,838,740
FNMA, Ser. 1993-179, Class FB, 5.57%, 10/25/2023	154,883	156,339

		55,463,886

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $57,237,783)		57,677,800

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 12.7%
FIXED-RATE 6.3%
FHLMC 30 year, 6.50%, TBA #	15,000,000	15,138,285
FNMA:
7.00%, 08/01/2033 - 11/01/2033 ƒ	3,091,646	3,187,430
7.50%, 01/01/2031 - 08/01/2033	2,132,524	2,219,574
8.00%, 12/01/2008	1,656	1,658
FNMA 30 year:
5.50%, TBA #	13,000,000	12,530,778
6.00%, TBA #	15,000,000	14,828,910
GNMA, 6.50%, 01/20/2019	206,832	211,473

		48,118,108

FLOATING-RATE 6.4%
FHLMC:
5.26%, 12/01/2033	4,496,067	4,597,768
5.87%, 12/01/2036 µ	14,619,533	14,607,107
6.18%, 05/01/2037	1,367,394	1,381,478
6.32%, 10/01/2020	894,024	909,830
7.36%, 04/01/2032	1,087,885	1,130,672

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.125%, 12/25/2025 µ	$ 11,535,443	$11,350,991
5.49%, 02/01/2037 µ	14,154,361	14,051,362
5.54%, 03/01/2035	1,104,362	1,119,084
6.04%, 01/01/2018	3,052	3,113

		49,151,405

Total Agency Mortgage-Backed Pass Through Securities
(cost $97,671,470)		97,269,513

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 1.0%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	1,365,698	1,422,360
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	51,628	53,377
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	960,352	1,003,443
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	528,966	541,255
Ser. 2005-S001, Class 1B2, 6.17%, 09/25/2035	1,999,524	2,018,440
Ser. 2005-S001, Class 1B3, 6.52%, 09/25/2035	2,999,286	2,959,545

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $8,035,500)		7,998,420

ASSET-BACKED SECURITIES 17.7%
Acacia CDO, Ltd.:
Ser. 08A, Class C, FRN, 6.56%, 08/10/2045 144A	4,000,000	3,942,080
Ser. 10A, Class C, FRN, 6.66%, 09/07/2046 144A	10,000,000	9,892,800
Ser. 10A, Class D, FRN, 8.36%, 09/07/2046 144A	5,000,000	4,831,100
Altius Funding, Ltd., Ser. 2006-3A, Class C, FRN, 6.53%, 12/02/2041 144A (h)	4,000,000	4,030,360
American Gen. Mtge. Loan Trust, Ser. 2003-1, Class M2, 4.69%, 04/25/2033	4,588,577	4,427,242
Brascan Real Estate CDO, Ser. 2005-2A, Class D, FRN, 7.06%, 12/20/2040 144A	4,000,000	3,947,440
C-Bass, Ltd.:
Ser. 11A, Class C, FRN, 6.71%, 09/15/2039 144A	2,500,000	2,501,950
Ser. 11A, Class D, FRN, 8.06%, 09/15/2039 144A	3,712,500	3,718,588
Ser. 13A, Class C, FRN, 6.44%, 03/17/2040 144A	1,500,000	1,472,475
Ser. 13A, Class D, FRN, 7.71%, 03/17/2040 144A	3,600,000	3,615,552
Ser. 15A, Class C, FRN, 6.61%, 02/16/2041 144A	4,500,000	4,493,520
Concord Real Estate CDO, Ltd., Ser. 2006-1A, Class A2, FRN, 5.66%,
12/25/2046 144A	4,250,000	4,241,415
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, FRN, 7.93%,
06/25/2024	143,849	143,577
First Franklin Mtge. Loan NIM Corp., Ser. 2004-FFH3, Class N3, 8.00%,
12/25/2034 144A	2,686,056	2,672,921
Legg Mason Real Estate CDO, Ltd., Ser. 2006-1A, Class E, FRN, 6.15%,
03/25/2038 144A	1,299,000	1,308,184

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Long Beach Asset Holdings Corp.:
Ser. 2005-WL1, Class N1, 5.19%, 06/25/2045 144A	$29,313	$28,896
Ser. 2005-WL1, Class N2, 7.39%, 06/25/2046 144A	7,000,000	6,878,060
Ser. 2006-1, Class N1, 6.00%, 02/25/2046 144A	3,091,845	3,057,742
Ser. 2006-2, Class N1, 5.78%, 04/25/2046 144A	1,579,207	1,567,853
Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	3,000,000	2,926,170
Nautilus RMBS CDO, Ltd.:
Ser. 2005-1A, Class A2, FRN, 6.05%, 07/07/2040 144A	4,577,259	4,603,121
Ser. 2005-1A, Class A3, FRN, 6.85%, 05/24/2035 144A	11,443,148	11,262,118
Ser. 2005-2A, Class A3, FRN, 6.86%, 11/05/2040 144A	8,239,279	8,158,040
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A	13,000,000	12,710,880
Option One CTS Adjustable Rate Mtge. Trust, Ser. 1996-1, Class A1, 6.90%,
04/25/2026	134,413	134,543
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class N, 6.29%, 08/25/2036
144A	2,721,911	2,703,592
Sandelman Realty Comml. Real Estate CDO, Ser. 2007-1A, Class A2, 5.72%,
03/23/2010 144A (h)	10,000,000	9,972,100
Telos CLO, Ltd., Ser. 2006-1A, Class D, 7.08%, 10/11/2021 144A	4,000,000	3,824,400
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	12,000,000	12,086,520

Total Asset-Backed Securities (cost $136,259,112)		135,153,239

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 0.9%
Commercial Mtge. Acceptance Corp., Ser. 1999-C1, Class H, 6.79%,
06/15/2031 144A	1,500,000	1,516,875
Nomura Asset Securities Corp., Ser. 1998-D6, Class B1, 6.00%, 03/15/2030
144A	5,200,000	5,294,189

		6,811,064

FLOATING-RATE 3.5%
Capmark, Ltd., Ser. 2006-7A, Class B, 5.69%, 08/15/2036 144A	4,500,000	4,395,600
Commercial Mtge. Pass-Through Cert.:
Ser. 2002-FL07, Class G, 6.12%, 11/15/2014 144A	12,500,000	12,523,850
Ser. 2007 FL14, Class AOA2, 6.17%, 06/15/2022 144A	2,000,000	2,000,420
Ser. 2007-FL14, Class MKL2, 6.32%, 06/15/2022 144A	5,000,000	5,004,200
Pure Mtge. plc, Ser. 2004-LKD, Class C, 5.96%, 02/28/2034 144A	3,000,000	3,014,730

		26,938,800

Total Commercial Mortgage-Backed Securities (cost $33,735,067)		33,749,864

CORPORATE BONDS 1.3%
FINANCIALS 1.3%
Commercial Banks 0.4%
FBOP Corp., 10.00%, 01/15/2009 144A	3,000,000	3,173,130

Diversified Financial Services 0.9%
Emigrant Capital Trust I, FRN, 7.45%, 12/10/2033 144A	6,500,000	6,591,195

Total Corporate Bonds (cost $9,677,284)		9,764,325

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 1.3%
WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
Floating-Rate 1.3%
Crusade Global Trust, Ser. 2006-2, Class A3, 6.48%, 11/15/2037 AUD
(cost $8,554,665)	11,372,101	$9,669,035

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 1.3%
Mexico, 8.00%, 12/24/2008 MXN (cost $9,774,808)	106,530,000	9,935,895

REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2,
Class A2, 7.00%, 10/25/2034 144A	$ 2,777,672	2,865,558
Washington Mutual, Inc., Ser. 2004-RP1, Class 2A, 6.37%, 01/25/2034 144A	6,622,538	6,849,889

Total Reperforming Mortgage-Backed Pass Through Securities
(cost $9,694,726)		9,715,447

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 13.2%
FIXED-RATE 8.5%
ChaseFlex Trust, Ser. 2005-2, Class 5A2, 5.50%, 06/25/2035	637,933	634,941
Countrywide Home Loans, Inc., Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	1,740,000	1,673,234
DLJ Mtge. Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 01/25/2024	1,950,570	1,950,239
DSLA NIM Corp., Ser. 2007-AR1, Class N2, 8.35%, 03/19/2037 144A	2,500,000	2,493,600
GS Mtge. Securities Corp.:
Ser. 2006-NIM3, Class N1, 6.41%, 06/25/2046 144A	4,017,205	4,016,683
Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	2,754,067	2,752,745
GSMPS Mtge. Loan Trust:
Ser. 2001-2, Class A, 7.50%, 06/19/2032 144A	3,899,261	4,051,215
Ser. 2004-4, Class 1A2, 7.50%, 10/25/2044 144A	3,133,155	3,283,922
GSR Mtge. Loan Trust, Ser. 2003-3F, Class 2A1, 4.50%, 04/25/2033	840,420	811,871
Harborview NIM Corp.:
Ser. 2006-07A, Class N1, 6.41%, 09/19/2036 144A	537,187	537,381
Ser. 2006-07A, Class N2, 8.35%, 09/19/2036 144A	3,585,000	3,584,355
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	1,393,548	1,393,102
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A	8,500,000	8,515,555
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A	2,004,229	1,998,837
Ser. 2006-SB1, Class N2, 8.35%, 12/19/2036 144A	1,271,000	1,270,466
Ser. 2007-1A, Class N2, 8.35%, 03/19/2037 144A	13,700,000	13,576,015
Rali NIM Corp.:
Ser. 2006-Q04, Class N1, 6.05%, 05/25/2046 144A	1,557,208	1,557,535
Ser. 2006-Q04, Class N2, 7.63%, 04/25/2046 144A	1,650,000	1,648,878
Sharps SP I, LLC NIM Trust:
Ser. 2006-AHM3, Class N1, 7.00%, 10/25/2046 144A	2,796,222	2,795,523
Ser. 2006-AHM5, Class N1, 6.75%, 11/25/2046 144A	4,979,438	4,985,363
Washington Mutual Mtge. Securities Corp., Ser. 2003-MS4, Class 2A3, 5.00%,
02/25/2033	1,256,125	1,235,424

		64,766,884

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 4.7%
Adjustable Rate Mtge. Trust, Ser. 2006-3, Class 2A1, 5.93%, 08/25/2036	$ 8,547,081	$8,547,936
Citigroup Mtge. Loan Trust, Ser. 2006-AR6, Class 1A1, 6.07%, 08/25/2036	6,916,868	6,916,038
Countrywide Home Loans, Inc.:
Ser. 2004-29, Class 3A1, 6.27%, 02/25/2035	746,865	732,323
Ser. 2004-HYB8, Class 1-M1, 7.22%, 01/20/2035	4,886,715	4,974,236
DSLA NIM Corp., Ser. 2006-1, Class N1, 5.93%, 04/20/2046 144A	284,451	284,451
GSR Mtge. Loan Trust, Ser. 2004-3F, Class 2A10, 3.25%, 02/25/2035	1,791,940	1,723,004
IndyMac INDX Mtge. Loan Trust, Ser. 2004-AR14, Class AX2, IO, 0.72%,
01/25/2035 (h)	67,981,352	2,443,080
Merrill Lynch Mtge. Investors, Inc., Ser. 2006-AF1, Class AV1B, 6.18%,
09/25/2036	4,346,542	4,365,276
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 5.72%, 09/25/2017	239,416	239,517
Structured Asset Securities Corp., Ser. 2006-RF3, Class 2A, 5.92%, 10/25/2036
144A	2,641,105	2,646,757
Washington Mutual, Inc., Ser. 2004-AR6, Class B2, 6.48%, 05/25/2044	2,795,958	2,825,958

		35,698,576

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $103,297,654)		100,465,460

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 10.8%
FIXED-RATE 1.2%
EquiFirst, Inc., Ser. 2004-2, Class N3, 7.87%, 10/25/2034 144A	1,208,378	1,208,209
First Horizon Mtge. Pass-Through Trust, Ser. 2005-2, Class 3A2, 11.44%,
10/25/2032	1,472,793	1,703,035
MASTR Adjustable Rate Mtge. Trust, Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	159,484	157,490
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 07/25/2033	17,034	17,104
RBSGC Mtge. Loan Trust, Ser. 2005-RP1, Class 1B2, 5.79%, 12/25/2034 144A	1,189,104	1,139,363
Structured Asset Securities Corp., Ser. 2006-RF4, Class 2A2, 6.00%, 10/25/2036
144A	5,011,648	4,975,163

		9,200,364

FLOATING-RATE 9.6%
Bear Stearns Alternative Loan Trust, Ser. 2003-6, Class 4A, 5.63%, 01/25/2034	1,975,835	1,962,143
Countrywide Home Loans, Inc.:
Ser. 2004-23, Class A, 7.45%, 11/25/2034	6,684,822	6,847,998
Ser. 2004-HYB8, Class 5A1, 6.59%, 01/20/2035	3,382,651	3,402,936
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-AR17, Class 2A1, 6.93%, 12/19/2039	104,328	106,076
Ser. 2003-AR20, Class A4, 4.62%, 08/25/2033	2,869,719	2,843,719
Ser. 2004-AR02, Class 3A1, 5.16%, 03/25/2034	785,526	777,459
Ser. 2004-TF2A, Class G, 5.87%, 11/15/2019 144A	1,473,225	1,477,851
DSLA Mtge. Loan Trust:
Ser. 2005-AR1, Class X2, IO, 1.58%, 03/19/2045 (h)	54,260,097	2,458,661
Ser. 2005-AR2, Class X2, IO, 1.53%, 03/19/2045	117,186,133	5,587,435
Housing Securities, Inc., Ser. 92-Sl, Class A2, 7.70%, 05/25/2016	158,236	158,799

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
IndyMac INDX Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.47%, 04/25/2035	$ 1,662,233	$1,647,971
Ser. 2005-AR8, Class AX2, IO, 1.47%, 04/25/2035 (h)	88,029,820	3,039,780
Ser. 2006-AR4, Class M6, 7.07%, 05/25/2046	4,000,000	4,052,240
Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046 144A	2,894,904	2,897,799
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-1, Class 4A1, 6.14%, 01/25/2034	2,259,366	2,268,087
Ser. 2004-8, Class 7A1, 5.43%, 09/25/2034	4,451,836	4,401,575
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046
144A	20,393,054	20,205,438
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A4, Class 4A, 5.45%, 06/25/2033	4,544,889	4,514,938
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2005-7, Class 7AX, IO, 0.95%,
03/25/2035	35,527,517	650,875
Structured Asset Securities Corp.:
Ser. 2003-37A, Class 7A, 7.16%, 12/25/2033	52,754	53,774
Ser. 2003-40A, Class 5A, 5.52%, 01/25/2034	4,299,811	4,264,553

		73,620,107

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $90,525,136)		82,820,471

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 28.7%
FIXED-RATE 9.7%
Countrywide Alternative Loan Trust:
Ser. 2002-07, Class M, 7.00%, 08/25/2032	7,960,629	7,929,264
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,513,914	2,507,111
Ser. 2002-18, Class M, 6.00%, 02/25/2033	5,516,599	5,533,811
Ser. 2002-28, Class M, 6.50%, 10/25/2032	4,449,198	4,549,883
Countrywide Home Loans, Inc., Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,803,130	2,788,531
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-1, Class DB3, 6.56%,
02/25/2033	2,787,188	2,800,028
MASTR Resecuritization Trust:
Ser. 2004-1, 4.75%, 07/01/2033	4,521,358	4,397,292
Ser. 2004-2, 5.25%, 03/25/2034	10,195,945	9,845,000
Ser. 2004-3, 5.00%, 03/25/2034	6,514,232	6,218,160
Ser. 2005-2, 4.75%, 03/28/2034	6,904,829	6,685,324
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-8, Class B3, 5.00%,
07/25/2034	8,825,367	8,482,060
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.09%, 09/25/2032	1,589,347	1,579,572
Ser. 2002-17, Class B2, 6.09%, 09/25/2032	3,253,222	3,226,187
Ser. 2002-4H, Class B2, 6.75%, 02/25/2032	2,142,790	2,143,861
Ser. 2003-8, Class 1B1, 5.00%, 04/25/2018	469,163	446,544
Ser. 2003-8, Class 2A3, 5.00%, 04/25/2033	368,808	340,288
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	14,448,531	2,952,919
Washington Mutual, Inc., Ser. 2002-S5, Class B3, 6.39%, 09/25/2032	1,773,452	1,784,164

		74,209,999

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE 19.0%
Banc of America Funding Corp.:
Ser. 2005-E, Class DB1, 7.42%, 06/20/2035	$ 11,131,492	$11,361,580
Ser. 2005-E, Class DB2, 7.42%, 06/20/2035	3,680,136	3,746,526
Banc of America Mtge. Securities, Inc.:
Ser. 2002-G, Class 2B3, 7.58%, 07/20/2032	414,298	420,372
Ser. 2002-K, Class B4, 6.42%, 10/20/2032 144A	331,664	332,848
Ser. 2004-G, Class B3, 4.56%, 08/25/2034	4,460,606	4,340,883
Ser. 2004-H, Class B2, 4.45%, 09/25/2034	3,780,805	3,689,801
Ser. 2004-H, Class B3, 4.45%, 09/25/2035	2,035,296	1,964,651
Ser. 2004-I, Class B3, 4.52%, 10/25/2035	1,913,751	1,840,071
Countrywide Home Loans, Inc.:
Ser. 2004-HYB8, Class 1B1, 7.22%, 01/20/2035	3,323,345	3,369,739
Ser. 2004-HYB8, Class 1B2, 7.22%, 01/20/2035	2,541,660	2,532,383
Ser. 2004-HYB8, Class 1M2, 7.22%, 01/20/2035	1,932,104	1,960,912
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-AR05, Class 1A2, 7.25%, 01/25/2033	40,549	41,313
Ser. 2003-AR05, Class 2A3, 5.17%, 01/25/2033	290,162	292,463
Ser. 2003-AR09, Class 1A3, 7.19%, 03/25/2033	18,793	19,114
Ser. 2003-AR15, Class 2A2, 4.77%, 06/25/2033	984,059	986,559
Ser. 2003-AR18, Class 2A4, 4.74%, 07/25/2033	424,505	424,161
Ser. 2003-AR24, Class 2A4, 6.32%, 09/25/2033	4,660,800	4,729,127
Ser. 2003-AR26, Class 9M1, 6.17%, 10/25/2033	4,648,500	4,745,747
Ser. 2003-AR28, Class 6M1, 6.17%, 12/25/2033	8,281,000	8,456,971
Harborview Mtge. Loan Trust:
Ser. 2004-07, Class B2, 5.34%, 11/19/2034	1,807,988	1,829,395
Ser. 2004-07, Class B3, 5.34%, 11/19/2034	4,673,054	4,648,333
Ser. 2005-08, Class 2B3, 7.38%, 02/19/2035	8,778,124	8,812,446
Ser. 2005-08, Class 2B4, 7.38%, 02/19/2035	5,775,606	5,673,782
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A	14,080,000	14,062,400
Lehman Structured Securities Corp.:
Ser. 2004-02, Class M-2, 6.33%, 02/28/2033 144A	3,521,484	3,507,103
Ser. 2004-02, Class M-3, 6.33%, 02/28/2033 144A	4,414,084	4,367,285
MASTR Adjustable Rate Mtge. Trust:
Ser. 2004-01, Class B3, 6.13%, 02/25/2034	2,185,610	2,157,467
Ser. 2004-15, Class B3, 5.36%, 12/25/2034	3,901,045	3,837,302
MortgageIT Trust:
Ser. 2005-04, Class B1, 6.42%, 10/25/2035	743,070	754,654
Ser. 2005-04, Class B2, 7.07%, 10/25/2035	743,070	752,232
Ser. 2005-04, Class M3, 5.89%, 10/25/2035	2,229,210	2,264,899
Ser. 2005-04, Class M4, 5.97%, 10/25/2035	1,193,370	1,212,882
Structured Adjustable Rate Mtge. Loan Trust:
Ser. 2004-14, Class B6, 4.89%, 10/25/2034	6,306,465	6,114,748
Ser. 2004-16, Class B6, 5.26%, 11/25/2034	7,424,041	7,273,407
Ser. 2005-12, Class B4, 5.53%, 06/25/2035	2,723,478	2,680,801
Ser. 2005-12, Class B6, 5.53%, 06/25/2035	2,856,063	2,745,676
Ser. 2006-07, Class 1A2, 5.82%, 08/25/2036	5,381,639	5,408,439

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
Structured Asset Mtge. Investments, Inc., Ser. 2003-AR2, Class B1, 6.32%,
12/19/2033	$1,361,471	$1,369,300
Structured Asset Securities Corp., Ser. 2002-8A, Class B1, 7.75%, 05/25/2032	931,775	942,975
Washington Mutual, Inc.:
Ser. 2004-AR2, Class B1, 6.43%, 04/25/2044	4,705,113	4,767,221
Ser. 2004-AR2, Class B2, 6.43%, 04/25/2044	4,077,220	4,118,156
Wells Fargo Mtge. Backed Securities Trust, Ser. 2003-B, Class B1, 5.14%,
02/25/2033	552,374	548,181

		145,104,305

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $219,640,751)		219,314,304

YANKEE OBLIGATIONS - CORPORATE 8.4%
ASSET-BACKED SECURITIES 0.8%
MMCAPS Funding XIX, Ltd, FRN:
6.11%, 01/12/2038 144A #	5,000,000	5,000,000
6.86%, 01/12/2038 144A #	1,000,000	1,000,000

		6,000,000

FINANCIALS 7.6%
Diversified Financial Services 7.6%
Preferred Term Securities VIII, Ltd., FRN, 7.25%, 01/03/2033 144A	10,000,000	10,082,900
Preferred Term Securities XII, Ltd., FRN, 6.98%, 12/24/2033 144A	15,400,000	15,673,504
Preferred Term Securities XIII, Ltd., FRN, 6.93%, 03/24/2034 144A	1,000,000	1,017,230
Preferred Term Securities XIV, Ltd., FRN, 6.93%, 06/24/2034 144A	17,000,000	17,307,530
Preferred Term Securities XXIII, Ltd., FRN, 6.96%, 12/22/2036 144A	9,000,000	9,061,110
Regional Diversified Funding, FRN, 6.68%, 01/25/2036 144A	5,000,000	5,018,350

		58,160,624

Total Yankee Obligations - Corporate (cost $63,873,843)		64,160,624

	Shares	Value

PREFERRED STOCKS 1.2%
FINANCIALS 1.2%
Thrifts & Mortgage Finance 1.2%
Fannie Mae, Ser. O, Var. Rate Pfd. (cost $10,106,500)	180,000	9,376,884

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $866,683)	866,683	866,683

Total Investments (cost $858,950,982) 111.0%		847,937,964
Other Assets and Liabilities (11.0%)		(83,786,488)

Net Assets 100.0%		$764,151,476

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IO	Interest Only
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NIM	Net Interest Margin
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard and Poor’s ratings as of June 30, 2007 (unaudited):

AAA	38.2%
AA	13.5%
A	22.1%
BBB	25.8%
NR	0.4%

100.0%

The following table shows the percent of total investments (excluding equity positions) based on effective maturity as of June 30, 2007 (unaudited):

Less than 1 year	12.6%
1 to 3 year(s)	52.2%
3 to 5 years	21.7%
5 to 10 years	12.8%
10 to 20 years	0.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

Assets
Investments in securities, at value (cost $858,084,299)	$847,071,281
Investments in affiliated money market fund, at value (cost $866,683)	866,683

Total investments	847,937,964
Cash	325,239
Foreign currency, at value (cost $225)	229
Receivable for securities sold	42,505,819
Principal paydown receivable	382,296
Receivable for Fund shares sold	867,133
Dividends and interest receivable	5,635,574
Receivable for daily variation margin on open futures contracts	5,000
Prepaid expenses and other assets	40,766

Total assets	897,700,020

Liabilities
Dividends payable	915,978
Payable for securities purchased	98,935,277
Payable for Fund shares redeemed	1,974,289
Payable for reverse repurchase agreements	31,611,981
Advisory fee payable	13,987
Distribution Plan expenses payable	6,415
Due to other related parties	7,924
Accrued expenses and other liabilities	82,693

Total liabilities	133,548,544

Net assets	$764,151,476

Net assets represented by
Paid-in capital	$785,248,262
Overdistributed net investment income	(150,489)
Accumulated net realized losses on investments	(9,925,303)
Net unrealized losses on investments	(11,020,994)

Total net assets	$764,151,476

Net assets consists of
Class A	$88,764,125
Class B	19,321,258
Class C	78,612,475
Class I	577,453,618

Total net assets	$764,151,476

Shares outstanding (unlimited number of shares authorized)
Class A	9,134,302
Class B	1,988,287
Class C	8,089,709
Class I	59,423,031

Net asset value per share
Class A	$9.72
Class A — Offering price (based on sales charge of 2.25%)	$9.94
Class B	$9.72
Class C	$9.72
Class I	$9.72

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2007

Investment income
Interest	$42,977,153
Dividends	644,400
Income from affiliate	108,520

Total investment income	43,730,073

Expenses
Advisory fee	2,410,933
Distribution Plan expenses
Class A	275,076
Class B	194,361
Class C	765,751
Administrative services fee	675,808
Transfer agent fees	208,595
Trustees’ fees and expenses	15,000
Printing and postage expenses	37,063
Custodian and accounting fees	386,481
Registration and filing fees	72,940
Professional fees	35,512
Interest and fee expense	1,650,813
Other	69,688

Total expenses	6,798,021
Less: Expense reductions	(24,355)
Fee waivers and expense reimbursements	(395,592)

Net expenses	6,378,074

Net investment income	37,351,999

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(2,118,781)
Foreign currency related transactions	(242,488)
Futures contracts	211,000

Net realized losses on investments	(2,150,269)
Net change in unrealized gains or losses on investments	2,211,004

Net realized and unrealized gains or losses on investments	60,735

Net increase in net assets resulting from operations	$37,412,734

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2007		2006

Operations
Net investment income		$37,351,999		$30,344,651
Net realized losses on investments		(2,150,269)		(1,906,193)
Net change in unrealized gains or losses
on investments		2,211,004		(10,753,657)

Net increase in net assets resulting from
operations		37,412,734		17,684,801

Distributions to shareholders from
Net investment income
Class A		(5,026,094)		(5,279,217)
Class B		(929,400)		(794,881)
Class C		(3,661,855)		(4,015,583)
Class I		(28,501,925)		(21,554,228)

Total distributions to shareholders		(38,119,274)		(31,643,909)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,160,620	40,608,052	3,923,782	38,559,147
Class B	479,135	4,672,914	611,510	5,990,902
Class C	2,286,444	22,316,937	1,951,318	19,170,845
Class I	36,822,331	359,486,540	27,036,959	265,066,528

		427,084,443		328,787,422

Net asset value of shares issued in
reinvestment of distributions
Class A	374,264	3,653,039	375,917	3,684,161
Class B	60,830	593,724	52,271	512,224
Class C	226,488	2,210,571	258,593	2,535,887
Class I	2,332,365	22,762,521	1,629,503	15,961,040

		29,219,855		22,693,312

Automatic conversion of Class B shares to
Class A shares
Class A	26,675	260,110	30,519	299,901
Class B	(26,675)	(260,110)	(30,519)	(299,901)

		0		0

Payment for shares redeemed
Class A	(5,178,293)	(50,555,439)	(7,085,361)	(69,557,290)
Class B	(544,802)	(5,316,627)	(632,227)	(6,203,591)
Class C	(2,878,549)	(28,096,336)	(5,357,472)	(52,587,096)
Class I	(28,536,484)	(278,455,227)	(18,297,811)	(179,477,470)

		(362,423,629)		(307,825,447)

Net increase in net assets resulting from
capital share transactions		93,880,669		43,655,287

Total increase in net assets		93,174,129		29,696,179
Net assets
Beginning of period		670,977,347		641,281,168

End of period		$764,151,476		$670,977,347

Undistributed (overdistributed) net
investment income		$(150,489)		$87,096

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Ultra Short Opportunities Fund Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be

NOTES TO FINANCIAL STATEMENTS continued

exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended June 30, 2007, the following amounts were reclassified:

Overdistributed net investment income	$529,690
Accumulated net realized losses on investments	(529,690)

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.25% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2007, EIMC voluntarily waived its advisory fee in the amount of $356,933 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $38,659.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2007, EIS received $9,618 from the sale of Class A shares and $60,179 and $7,458 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$259,460,636	$315,782,732	$132,827,579	$159,833,502

NOTES TO FINANCIAL STATEMENTS continued

At June 30, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	June 30, 2007	Loss

September 2007	200 Eurodollar Futures	$47,348,300	$47,335,000	$13,300

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $858,982,209. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,607,742 and $15,651,987, respectively, with a net unrealized depreciation of $11,044,245.

As of June 30, 2007, the Fund had $7,999,971 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015

$452,371	$2,333,655	$2,691,836	$2,522,109

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2007, the Fund incurred and will elect to defer post-October capital and currency losses of $1,907,405 and $332,954, respectively.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers and
Overdistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$150,489	$11,038,921	$9,907,376

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and to future contracts.

The tax character of distributions paid were $38,119,274 and $31,643,909 of ordinary income for the years ended June 30, 2007 and June 30, 2006, respectively.

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended June 30, 2007, the Fund had no borrowings.

During the year ended June 30, 2007, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $30,627,328 with a weighted average interest rate of 5.39% and paid interest of $1,650,813 representing 0.25% of the Fund’s average daily net assets. The maximum amount outstanding under reverse repurchase agreements during the year ended June 30, 2007 was $61,263,378 (including accrued interest). At June 30, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase
Amount	Counterparty	Interest Rate	Maturity Date

$31,611,981	Lehman Brothers	5.45%	07/02/2007

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds,

NOTES TO FINANCIAL STATEMENTS continued

there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Ultra Short Opportunities Fund, a series of the Evergreen Fixed Income Trust, as of June 30, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Ultra Short Opportunities Fund as of June 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 27, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 1.72% of ordinary income dividends paid during the fiscal year ended June 30, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended June 30, 2007, the Fund designates 1.69% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566906 rv4 8/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566906  rv4   8/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the one series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2007 and June 30, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$20,800	$19,401
Audit -related fees	0	0
Tax fees	0	0
Non-audit fees (1)	908,367	930,575
All other fees	0	0

Total fees	$929,167	$949,976

(1) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: August 27, 2007